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(John Hancock Seaport Fund - Class NAV) | (John Hancock Seaport Fund)
Prospectus Supplement

John Hancock Investment Trust

John Hancock Seaport Fund (the "fund")

Supplement dated December 14, 2017 to the current Class NAV prospectus, as may be supplemented (the "Prospectus")

Effective December 14, 2017, the Fees and expenses table and the Expense example table in the "Fund summary" section for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	1.47
Other expenses[2]	0.11
Total annual fund operating expenses	1.58

1 "Management fee" has been restated to reflect the contractual management fee schedule effective April 1, 2017.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses. Effective December 14, 2017, the "Non-Fundamental Investment Restrictions" for the fund have been changed to prohibit the fund from physically shorting securities, e.g., via prime brokerage agreements. Although the fund may incur costs associated with total return swaps, it will no longer incur dividend and interest expense on short sales and the interest expense on borrowings that are related to the prime brokerage relationship.

Expenses ($)	NAV
1 year	161
3 years	499
5 years	860
10 years	1,878

The information under the heading "Principal investment strategies" in the "Fund summary" section for the fund is revised and restated in its entirety as follows:

The fund allocates its assets to a number of investment strategies (Strategies), through which the fund will take both physical and synthetic long positions and synthetic short exposures in a variety of equity and derivative instruments. The fund may hold significant synthetic long and short exposures. Each Strategy will be managed by a separate portfolio management team pursuant to allocations provided by the advisor from time to time. For long positions, the manager generally uses bottom-up fundamental analysis to identify companies throughout the world that the manager believes are undervalued or expects to experience high levels of growth. The manager also seeks to identify sectors, industries, or asset classes that may be overvalued or may experience low levels of growth, and the fund may take significant synthetic long and short exposures in such areas. The fund generally will not invest in companies with a market capitalization below $500 million at the time of purchase. The fund's synthetic short exposures will primarily be maintained in derivatives on exchange-traded pooled investment vehicles (e.g., exchange-traded funds (ETFs)) and/or indices, but may be maintained in other vehicles. In certain circumstances, the fund's overall synthetic short exposures may equal or exceed the size of the fund's long positions. Generally, the fund does not intend to take synthetic short exposures to individual stocks. The fund also may invest in master limited partnerships. The fund may trade securities actively.

Derivative instruments in which the fund may hold physical and synthetic long positions or synthetic short exposures include futures and forward contracts, such as interest-rate futures and foreign currency forward contracts; swaps, such as interest-rate swaps, credit default swaps, or total return swaps; call and put options; or warrants and rights, and may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns. The fund may also invest in repurchase agreements and reverse repurchase agreements.

The Strategies are typically diversified across sectors or focus on individual sectors, including financial services, healthcare, information technology, energy, biotechnology, and/or natural resources. Strategies and the allocations among them may vary.

Each Strategy has a distinct investment philosophy and an analytical process based on a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends, and other measures of value. As a result, the aggregate portfolio will represent a wide range of investment philosophies, companies, industries, and market capitalizations.

The manager may also invest in debt instruments, including high yield debt instruments (i.e., junk bonds). Such instruments may include, but are not limited to, bonds, bank loans (including loan participations), asset-backed securities, mortgage-backed securities, convertible securities, foreign currency-denominated foreign securities, U.S. and foreign government securities, hybrid securities (including convertible bonds, contingent convertible/capital securities, and similarly structured securities), derivatives, currencies, and reverse repurchase agreements. Some loans may be illiquid. Derivative instruments also may magnify the fund's gains and losses. The fund's derivative transactions will be fully collateralized.

The "Short sales risk" under the heading "Principal risks of investing in the fund" in the "Fund summary" section for the fund is revised and restated in its entirety as follows:

Synthetic short exposure risk. The fund will gain synthetic short exposure through a forward commitment through a swap agreement. Synthetic short exposures involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

In addition, the following risk is added as a sub-risk of "Foreign securities risk" under the heading "Principal risks of investing in the fund" in the "Fund summary" section:

Shanghai-Hong Kong Stock Connect Program (Stock Connect) Risk. The fund's investments in eligible renminbi-denominated class A shares of equity securities that are listed and traded on the Shanghai Stock Exchange (SSE) (China A-Shares) through Stock Connect are generally subject to Chinese securities regulations and SSE listing rules. The fund may not sell, purchase, or otherwise transfer China A-Shares other than via Stock Connect, which may restrict or preclude the fund's ability to invest in China A-Shares. Stock Connect is subject to quota limitations when purchasing securities, which may restrict the fund's ability to trade via Stock Connect on a timely basis. This may impact the fund's ability to implement its investment strategy effectively.

The "Short sales risk" under the heading "Principal risks of investing" in the "fund summary" section is revised and restated in its entirety as follows:

Synthetic short exposure risk

The fund will gain synthetic short exposure through a forward commitment through a swap agreement. If the price of the reference security has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short exposure was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow securities. Therefore, synthetic short exposures involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.